Partners' Equity and Net Income (Loss) Per Unit - Summary of Issuances of Common Units (Parenthetical) (Detail)	1 Months Ended	12 Months Ended
	Mar. 08, 2011	Dec. 31, 2012
Percentage of ownership in acquired entity after acquisition		50.00%
OPCO [Member]
Percentage of ownership in acquired entity after acquisition		49.00%
General partner's interest	2.00%	2.00%
General Partner [Member]
General partner's proportionate capital		2.00%